Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

Dispositions

On April 4, 2011, the company sold, in separate transactions, its Athena Diagnostics business (Athena) for $740 million in cash and its Lancaster Laboratories business (Lancaster) for $180 million in cash and escrowed proceeds of $20 million, due in October 2012. The sale of these businesses resulted in an after-tax gain of approximately $304 million or $0.79 per diluted share. Athena provides diagnostic testing for neurological and other diseases, with an emphasis on gene-based tests. Lancaster is a contract-testing laboratory that provides analytical laboratory services. The results of both businesses have been included in the accompanying financial statements as discontinued operations for all periods presented. Operating results and balance sheet data of these businesses were as follows:

(In millions)	2011	2010	2009

Revenues	$54.3	$226.2	$205.3
Pre-tax Income	9.1	58.9	46.6

			December 31,
			2010

Other Current Assets			$64.8
Other Assets			451.0
Other Accrued Expenses			17.6
Other Long-term Liabilities			58.4

       Operating results of the laboratory workstations business were as follows:

(In millions)	2011	2010	2009

Revenues	$179.6	$185.8	$179.0
Pre-tax Income (Loss)	(6.2)	18.0	26.6